Group structure	12 Months Ended
Dec. 31, 2023
Consolidation And Subsidiaries [Abstract]
Consolidation and subsidiaries	Group Structure
a.Consolidation and subsidiaries
The consolidated financial statements include the entities listed below, which are the Company’s direct or indirect subsidiaries:

Subsidiaries	Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
				December 31, 2023	December 31, 2022

Patria Finance Ltd.	Asset management & administration	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner IV, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
PBPE General Partner V, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Patria Investments UK Ltd.	Investor relations, marketing & administration	UK	GBP	100.00%	100.00%
Patria Investments US LLC	Investor relations, marketing & administration	US	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.	Advisory, investor relations & marketing	CO	COP	100.00%	100.00%
Infrastructure II GP, Ltd.	Investment fund manager	KY	USD	100.00%	100.00%
Infrastructure III SLP Ltd.	Investment fund manager & advisory	KY	USD	100.00%	100.00%

Subsidiaries		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
					December 31, 2023	December 31, 2022

Patria Infrastructure General Partner IV Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Pátria Investimentos Ltda. ("PILTDA")		Asset management & administration	BR	BRL	100.00%	100.00%
Patria Investments Latam S.A.		Holding company	UY	USD	100.00%	100.00%
Patria Investments Uruguay Agente de Valores S.A. (formerly Patria Investments Uruguay S.A.)		Advisory, investor relations & marketing	UY	USD	100.00%	100.00%
Patria Investments Cayman Ltd.		Holding company	KY	USD	100.00%	100.00%
Patria Investments Chile SpA	(g)	Advisory, investor relations & marketing	CH	CLP	—	100.00%
Patria Investments Hong Kong, Ltd.		Investor relations, marketing & administration	HK	HKD	100.00%	100.00%
Platam Investments Brazil Ltda.		Asset management & administration	BR	BRL	100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PI General Partner V Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PPE General Partner VII, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
PI Renewables General Partner, Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria Latam Growth Management Ltd.		Investment fund manager	KY	USD	100.00%	100.00%
Patria SPAC LLC		Holding company & SPAC Sponsor	KY	USD	100.00%	100.00%
Patria Latin American Opportunity Acquisition Corp.	(a)	SPAC	KY	USD	100.00%	100.00%
Moneda Asset Management SpA (“MAM I”)		Holding company	CH	CLP	100.00%	100.00%
Moneda Corredores de Bolsa Limitada (“MCB”)		Broker	CH	CLP	100.00%	100.00%
Moneda S.A. Administradora General De Fondos (“MAGF”)		Asset management	CH	CLP	100.00%	100.00%
Moneda II SpA (“MAM II”)		Holding company	CH	USD	100.00%	100.00%
Moneda International Inc.		Investment fund manager	BV	USD	100.00%	100.00%
Moneda USA Inc.		Advisory	US	USD	100.00%	100.00%
Patria KMP Cayman I	(f)	Holding company	KY	USD	—	100.00%
VBI Real Estate Gestão de Carteiras S.A. (“VBI”)	(b)	Asset management	BR	BRL	50.00%	50.00%
VBI Administração Fiduciaria e Gestão Ltda		Administration	BR	BRL	50.00%	50.00%
BREOF Partners Ltda		Holding company	BR	BRL	50.00%	50.00%
VBI ND Empreendimentos Imobiliários Ltda	(g)	Dormant	BR	BRL	—	50.00%
VBI ND II Empreendimentos Imobiliários Ltda		Dormant	BR	BRL	50.00%	50.00%
VBI Data Center Empreendimentos Imobiliários Ltda		Dormant	BR	BRL	50.00%	50.00%
Igah Partners LLC	(c)	Asset management	US	USD	100.00%	100.00%
e.Bricks Ventures III GP, LLC	(k)	Investment fund manager	KY	USD	100.00%	100.00%
Igah Carry Holding Ltd		Carry vehicle	KY	USD	100.00%	100.00%
PEVC General Partner IV, Ltd.		Holding company	KY	USD	100.00%	100.00%
Patria Real Estate Latam S.A.S	(b)	Holding company	UY	USD	98.90%	100.00%
Patria Private Equity Latam S.A.S	(d)	Holding company	UY	USD	100.00%	—
Patria Fund Advisor Ltd.	(d)	Dormant	KY	USD	100.00%	—
PPE Fund VII, SLP, LP	(d)	Carry vehicle	KY	USD	100.00%	—
NewCo BlueMacaw Partner Ltda.	(e)	Holding company	BR	BRL	100.00%	—

Subsidiaries		Principal Activities	Country of Incorporation	Functional Currency	Equity interest (direct or indirect) (%)
					December 31, 2023	December 31, 2022

BlueMacaw S.A.	(e)	Holding company	BR	BRL	100.00%	—
VBI Asset Management Ltda.	(e)	Asset management	BR	BRL	100.00%	—
KMP I Holding	(f)	Holding company	KY	USD	100.00%	—
Kamaroopin Gestora de Recursos Ltda. (“Kamaroopin Ltda”)	(f)	Asset management	BR	BRL	100.00%	40.00%
Hanuman GP Cayman, LLC (“Hanuman”)	(f)	Asset management	KY	USD	100.00%	40.00%
Pat HoldCo Mexico S. de R.L. de C.V.	(d)	Holding company	MX	MXN	100.00%	—
Pat Inmuebles HoldCo Mexico S. de R.L. de C.V.	(d)	Holding company	MX	MXN	100.00%	—
Pat HoldCo Servicios Corporativos S. de R.L. de C.V.	(d)	Holding company	MX	MXN	100.00%	—
Patria Real Estate II Ltd.	(d)	Holding company	KY	USD	100.00%	—
Patria Investments Argentina S.A.	(d)	Holding company	AR	ARS	100.00%	—
PI Fund V SLP, L.P.	(d)	Carry vehicle	KY	USD	100.00%	—
VBI Securities Ltda. (formerly “Bari Gestao De Recursos Ltda.”)	(h)	Asset management	BR	BRL	50.00%	—
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)	(i)	Asset management	CO	COP	50.74%	—
VBI Capital Ltda. (formerly Morc Gestora de Recursos de Crédito Ltda.	(j)	Asset management	BR	BRL	50.00%	—
Move Capital S.A.	(j)	Asset management	BR	BRL	50.00%	—

"     USD" United States dollars, "BRL" Brazilian Real, "GBP" Pound Sterling, "CLP" Chilean peso, "COP" Colombian peso, "HKD" Hong Kong dollar, “ARS” Argentine Peso, "KY" Cayman Islands, "BR" Brazil, "CO" Colombia, "CH" Chile, "UK" United Kingdom, "US" United States, “BV” British Virgin Islands, “MX” Mexico, “AR” Argentina
(a)Patria Latin American Opportunity Acquisition Corp. (the “SPAC” or “PLAO”): a special purpose acquisition company incorporated in the Cayman Island and sponsored by Patria SPAC LLC (the “SPAC Sponsor”) for the purpose of effecting a business combination with one or more businesses with a focus in Latin America. On March 14, 2022, PLAO, announced the closing of its IPO. The registration statement on Form S-1 relating to the securities referred to therein and subsequently amended has been filed with the Securities and Exchange Commission (“SEC”) and declared effective on March 9, 2022.
    The IPO included issuance of 23,000,000 units (“the Units”), including the exercise in full by the underwriters to purchase an additional 3,000,000 Units to cover over-allotments, at a price of US$10.00 per unit. Each Unit consists of one Class A ordinary share of PLAO, par value US$0.0001 per share (the “SPAC Class A Ordinary Shares”), and one-half of one redeemable warrant of the Company (each whole warrant, a “Warrant”), with each Warrant entitling the holder thereof to purchase one SPAC Class A Ordinary Share for US$11.50 per share, subject to adjustment. The Units were sold at a price of US$10.00 per Unit, generating gross proceeds from the issuance of US$230,000,000.
    SPAC Class A Ordinary Shares are classified as a liability in accordance with IAS32, Financial Instruments: Presentation, and based on the terms of the issuance that permits redemption by holders of SPAC Class A Ordinary Shares.
    Holders of the SPAC Class A Ordinary Shares and holders of the SPAC Class B Ordinary Shares will vote together as a single class on all matters submitted to a vote of PLAO’s shareholders, except when not permitted by law or stock exchange rule; provided that only holders of the SPAC Class B Ordinary Shares shall have the right to vote on the appointment and removal of PLAO’s directors prior to the initial business combination or continuing PLAO in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents of PLAO or to adopt new constitutional documents of PLAO, in each case, as a result of PLAO approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands).
    Restrictions on the Group’s ability to access or use assets and settle liabilities are included in notes 12(a) and 20(c).
    On June 12, 2023, PLAO held an extraordinary general meeting of the PLAO’s shareholders (the “Extraordinary General Meeting”). At the Extraordinary General Meeting, PLAO’s shareholders approved amendments to PLAO’s Amended and Restated Memorandum and Articles of Association to extend the termination date by which PLAO has to consummate an initial business combination from June 14, 2023 (the “Original Termination Date”) to June 14, 2024, in addition to other proposals. Accordingly, PLAO now has up to June 14, 2024 to consummate its initial business combination. In connection with the Extraordinary General Meeting, shareholders holding an aggregate of 6,119,519 of the SPAC’s Class A Ordinary Shares exercised their right to redeem their shares. Following such redemptions, 16,880,481 SPAC Class A Ordinary Shares will remain outstanding. Following the withdrawals from the SPAC’s trust account in connection with redemptions, it is expected that approximately US$179.8 million will remain in the SPAC’s trust account of the approximate US$244.9 million that was in the SPAC’s trust account prior to such redemptions. From the date of approval and recurring monthly thereafter until the earlier of the completion of a business combination or liquidation date, the SPAC Sponsor will also deposit into the SPAC’s trust account an amount of US$0.3 million to cover operating costs during the extension of the termination date of PLAO. The purpose of the extension is to provide time for PLAO to complete a business combination. Per the terms of the approved extension amendment proposal, if PLAO completes a business combination, it will, at the option of the SPAC Sponsor, repay the amounts loaned under the promissory note or convert a portion of all of the amounts loaned under such a promissory note into warrants, which will be identical to the private placement warrants.
    Should PLAO not complete the initial business combination within the specified period the SPAC Class A Ordinary Shares will be redeemed from the proceeds held in the trust account, as disclosed in note 12(a).
    As of December 31, 2023, the Group has not selected any business combination target for PLAO. The expectation is to complete a business combination as soon as the Group identifies a target company. The target company could potentially be identified as a related party as one of the Group’s investment funds investees. In the event of a business combination with a related party, it could result in recognition of performance fee revenue and carried interest allocation expenses for the Group.
(b)In March 2023, the Group restructured its VBI holding, contributing the interest held by the Company in VBI to Patria Real Estate Latam S.A.S. There was no change in control or in the total interest held by the Group in VBI. However, there was a dilution of 1.1% in the Company’s direct and indirect interest in Patria Real Estate Latam S.A.S. during the year because of the transaction to acquire assets of Blue Macaw as disclosed in note 5(e) below.
(c)Igah Partners LLC (“Igah Ventures”): a subsidiary of the Group acquired through a business combination that serves as manager of venture capital related funds. Additionally, as disclosed in note 29, PEVC I General Partner IV, Ltd (“Igah IV”) was also acquired.
    Igah Ventures and Igah IV. are collectively referred to as “Igah”.
(d)Newly incorporated subsidiaries without assets, liabilities or operations.
(e)On April 3, 2023, VBI acquired a 100% beneficial interest in NewCo BlueMacaw Partners Ltda., BlueMacaw S.A. and VBI Asset Management Ltda., (collectively “Blue Macaw”) for US$4.4 million (BRL 22.2 million) in cash. The Blue Macaw entities are located in Brazil and focus on infrastructure and real estate investments throughout Latin America. The acquisition is part of the Group’s strategy to enhance its share of the Brazilian real estate market through synergies with VBI.
    The Group accounted for the transaction as an asset acquisition since the principal assets acquired consist of 4 contractual rights relating to the portfolio of management contracts of the investment funds acquired. On acquisition date, the Group recorded US$4.4 million in intangible assets related to contractual rights from the asset acquisition. The other assets and acquired and liabilities assumed were not significant.
    In addition to the upfront payments made by VBI upon closing, the Group has a call option to acquire the remaining interest in Patria Real Estate Latam S.A.S. For the year ending December 31, 2023, the first tranche of the call option was exercised and US$0.7 million recorded as an equity-linked compensation cost included under deferred consideration in acquiring a part of the interest of the remaining minority interest held in Patria Real Estate Latam S.A.S. (note 20(b)(v).
    The remaining call option arrangements in the form of contingent payments (2026 and 2028 exercise period) are subject to certain financial metrics and performance criteria in 2026 and 2028. No expense or liability is recorded in respect of these option arrangements considering the immaterial value for the year ending December 31, 2023.
(f)On April 12, 2023, the Group acquired control of Kamaroopin by acquiring the remaining interest in these companies pursuant to the acquisition agreement for Kamaroopin (note 29 (a)). For purposes of the Kamaroopin transaction, KMP I Holding (fully owned by Patria Investments Limited) was incorporated and Patria KMP Cayman I was merged into Patria Investments Limited.
(g)This entity, with limited or no activity, was dissolved during 2023 and had no significant accounting impact.
(h)On September 1, 2023, the Group completed the acquisition of Bari Gestao De Recursos Ltda. renamed to VBI Securities Ltda (“Bari”), a subsidiary of the Group US$ 4.6 million (BRL 22.5 million) cash settled equally between non-controlling interest shareholders of VBI and the Group. Bari is an asset management company focused on real estate investment products. The Group accounted for the transaction as an asset acquisition since the principal lead asset consisted of contractual rights in the management of its investment fund representing substantially all of the fair value of the gross assets acquired. There is no operational process in the entity as of the closing date. All activities, systems and industry knowledge will be taken over by VBI management.
(i)On November 1, 2023, the Group acquired control of Gestoría Externa de Portafolios S.A. renamed to Patria Asset Management S.A. (“PAM") by acquiring 50.74% of the beneficial interest of the entity (refer to note 29).
(j)On November 3, 2023, the Group completed the acquisition of Move Capital S.A. and Morc Gestora de Recursos de Crédito Ltda. renamed to VBI Capital Ltda. (collectively, “Move”), subsidiaries of the Group for US$ 1.8 million (BRL 8.85 million) to be settled equally between non-controlling interest shareholders of VBI and the Group. Fifty percent of the purchase price was settled on closing with the remaining balance being due on the twelfth month following the closing and subject to adjustment per the purchase agreement after satisfying reorganization terms and conditions per the purchase agreement. The entities acquired are asset management companies. The Group accounted for the transaction as an asset acquisition since the lead asset consists of contractual rights in the management of its real estate investment fund representing substantially all of the fair value of the gross assets acquired.
    The transaction includes the payment of a second installment of US$ 1.8 million (BRL 8.85 million adjusted for CDI – Brazilian interbank deposit rate) within 12 months of the closing date (note 10(c)), subject to certain conditions precedent, more particularly, a specific corporate reorganization involving More Invest Gestora de Recursos Ltda. The conditions need to be completed prior to completion of the second installment.
(k)The domicile of the entity was changed to the Cayman Islands.